Equity Transaction - Schedule of Fair Value Assumptions Using Black-Scholes Method (Details) 10Q	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Expected term (years)	5 years	5 years
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	2.25%	1.76%
Expected volatility	184.00%	157.00%
Maximum [Member]
Risk-free interest rate	2.85%	1.93%
Expected volatility	190.00%	160.00%